UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hound Partners Offshore Fund, LP

Address:  c/o Citco Fund Services (Curacao) N.V.
          Kaya Flamboyan 9, P.O. Box 4774
          Willemstad, Curacao, Netherlands Antilles



13F File Number: 028-13191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Auerbach
Title:    Managing Member of the General Partner
Phone:    212-984-2500


Signature, Place and Date of Signing:

/s/Jonathan Auerbach            New York, New York           February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                  Name

028-11815                             Hound Partners, LLC
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